Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	March 31, 2025	December 31, 2024
Computer, equipment and vehicles (5 year useful life)	$181,552	$181,552
Leasehold improvements (2 year useful life)	701,867	701,867
Less: accumulated depreciation	(459,145)	(431,717)
Total property and equipment, net	$424,274	$451,703

Depreciation expense for the three months ended March 31, 2025, and March 31, 2024, was $27,429 and $52,187, respectively.

We evaluate the carrying value of long-lived assets for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Further testing of specific assets or grouping of assets is required when undiscounted future cash flows associated with the assets are less than their carrying amounts. An asset is considered to be impaired when the anticipated undiscounted future cash flows of an asset group are estimated to be less than its carrying value. The amount of impairment recognized is the difference between the carrying value of the asset group and its fair value. Fair value estimates are based on assumptions concerning the amount and timing of estimated future cash flows. We recorded no impairment of long-lived assets for the three months ended March 31, 2025, and the year ended December 31, 2024.

NOTE 8 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Computer and office equipment (5-year useful life)	$181,552	$166,774
Leasehold improvements (5-year useful life)	701,867	501,226
Less: accumulated depreciation	(431,717)	(308,697)
Total property and equipment, net	$451,703	$359,303

Depreciation expense for the years ended December 31, 2024, and December 31, 2023, was $123,020 and $212,562, respectively.

We evaluate the carrying value of long-lived assets for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Further testing of specific assets or grouping of assets is required when undiscounted future cash flows associated with the assets are less than their carrying amounts. An asset is considered to be impaired when the anticipated undiscounted future cash flows of an asset group are estimated to be less than its carrying value. The amount of impairment recognized is the difference between the carrying value of the asset group and its fair value. Fair value estimates are based on assumptions concerning the amount and timing of estimated future cash flows. We recorded no impairment of long-lived assets for the year ended December 31, 2024, and the year ended December 31, 2023.